UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21496
                                                    ----------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                     Date of reporting period: MAY 31, 2007
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED MAY 31, 2007


                             MACQUARIE/FIRST TRUST
                             GLOBAL INFRASTRUCTURE/
                              UTILITIES DIVIDEND &
                                  INCOME FUND

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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         MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND
                               & INCOME FUND (MFD)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2007


 Shareholder Letter.......................................................   1
 Portfolio Commentary.....................................................   2
 Portfolio of Investments.................................................   6
 Statement of Assets and Liabilities......................................  10
 Statement of Operations..................................................  11
 Statements of Changes in Net Assets......................................  12
 Statement of Cash Flows..................................................  13
 Financial Highlights.....................................................  14
 Notes to Financial Statements............................................  15
 Additional Information...................................................  20
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     NYSE Certification Information
     By-Law Amendments
     Submission of Matters to a Vote of Shareholders
     Advisory and Sub-Advisory Agreements
     Privacy Policy

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

      This report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Macquarie Fund Adviser, LLC ("MFA" or "Sub-Advisor") and/or Four Corners Capital Management, LLC ("Four Corners" or "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.
      Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or MFA and/or Four Corners and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

      There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund.
      Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

      This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.
      By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Jon Fitch, Co-Portfolio Manager of the core component of the Fund and Michael P. McAdams and Robert I. Bernstein, Co-Portfolio Managers of the Senior Loan component of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.
      It is important to keep in mind that the opinions expressed by Mr. Bowen, MFA and Four Corners are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.~
      INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OTHER LIABILITIES OF MACQUARIE BANK LIMITED ACN 008 583 542, OR ANY ENTITY IN THE MACQUARIE BANK GROUP, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE DELAYS IN REPAYMENT AND LOSS OF INCOME AND CAPITAL INVESTED. NONE OF MACQUARIE BANK LIMITED, MACQUARIE FUND ADVISER, LLC, FOUR CORNERS CAPITAL MANAGEMENT, LLC, AND ANY MEMBER COMPANY OF THE MACQUARIE BANK GROUP GUARANTEES ANY PARTICULAR RATE OF RETURN OR THE PERFORMANCE OF THE FUND, NOR DO THEY GUARANTEE THE REPAYMENT OF CAPITAL FROM THE FUND OR ANY TAX TREATMENT OF ANY DISTRIBUTION BY THE FUND.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
         MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND
                               & INCOME FUND (MFD)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2007


Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about your investment in Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund over the six-month period ended May 31, 2007. I encourage you to read this report and discuss it with your financial advisor.

First Trust is pleased to be a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,


/S/ JAMES A. BOWEN
James A. Bowen
President of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
July 13, 2007

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                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

JON FITCH
CHIEF EXECUTIVE OFFICER, MACQUARIE FUND ADVISER, LLC
CO-PORTFOLIO MANAGER, MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND (MFD)

Mr. Fitch has been active in the analysis of infrastructure and utilities stocks since 1997 and has over eighteen years of business experience encompassing business management, equity analysis, strategic consulting and banking.

Mr. Fitch is the portfolio manager for the "Core Component" of MFD, which consists primarily of equity securities and equity-like securities issued by infrastructure issuers. Mr. Fitch is also the portfolio manager for ten additional infrastructure funds: another U.S. closed-end fund and nine global infrastructure funds with similar strategies. In addition to these funds, Mr. Fitch is also the portfolio manager for a MFA proprietary trading account.

From 1997 to 2000, Mr. Fitch led the equity research coverage of the infrastructure and utilities sector in Australia for Macquarie Securities Limited ("MSL"), a wholly owned subsidiary of Macquarie Bank Limited ("MBL"). From 2001 to 2003, Mr. Fitch was located in Hong Kong, where he was responsible for establishing a Hong Kong-based equity research team and research coverage for a number of Asian infrastructure and utility companies. Mr. Fitch returned to Australia in mid-2003, where he was responsible for coverage of Australian utilities and energy stocks for MSL. In February 2004, Mr. Fitch was named Chief Executive Officer for the Macquarie Fund Adviser, LLC.

Mr. Fitch has a Bachelor of Commerce in Marketing from the University of NSW Sydney, a Masters of Business in Accounting and Finance from the University of Technology Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. Mr. Fitch is also a Fellow of the Financial Services Institute of Australasia.

MICHAEL P. MCADAMS
PRESIDENT AND CHIEF EXECUTIVE OFFICER, FOUR CORNERS CAPITAL MANAGEMENT, LLC CO-PORTFOLIO MANAGER, MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND (MFD)

Mr. McAdams is responsible for overseeing the investment and distribution activities of Four Corners Capital Management, LLC ("Four Corners") and is co-portfolio manager for the "Senior Loan Component" of MFD. He has in excess of 29 years of experience in investment management and banking, all of which has been spent in leveraged finance.

Prior to founding Four Corners, Mr. McAdams was with ING Capital Advisors, LLC ("ICA"), from 1995 to 2001. Mr. McAdams was a founder of ICA and held the titles of President, Chief Executive Officer and Chief Investment Officer. Under his leadership, ICA completed over one dozen structured transactions and had over $7 billion in assets under management. Prior to ICA, Mr. McAdams was founding portfolio manager of the first retail senior floating-rate loan fund, the Pilgrim Prime Rate Trust (NYSE: PPR), which he managed from its inception in 1988 through 1995. Mr. McAdams was previously employed by National Bank of Canada, where he was a member of one of the first teams to manage a non-originated U.S. corporate loan portfolio. Mr. McAdams began his banking career at Manufacturers Hanover Trust Company in New York.

Mr. McAdams received an MBA in Finance/Accounting from the University of California Los Angeles and dual BAs in Finance/Accounting and Eastern European Studies from California State University at Fullerton. Mr. McAdams has been an active member of the Loan Syndication and Trading Association and was its Chairman in 2001, its Vice Chairman in 2002 and has been a Board Member and/or served on committees reporting to the Board since 1998. Mr. McAdams received the 2006 Credit Investment News Outstanding Contribution award in the U.S. Loan Market.

ROBERT I. BERNSTEIN
CHIEF INVESTMENT OFFICER, FOUR CORNERS CAPITAL MANAGEMENT, LLC
CO-PORTFOLIO MANAGER, MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND (MFD)

Mr. Bernstein is responsible for managing the investment process of Four Corners and is co-portfolio manager for the "Senior Loan Component" of MFD. He has over 16 years of experience in leveraged finance including senior secured loans, high-yield bonds and private equity investments.

Mr. Bernstein was most recently a partner of The Yucaipa Companies, a Los Angeles-based private equity firm, where he completed merger and acquisition transactions and leveraged financings valued in excess of $4 billion. Previously, Mr. Bernstein was a Vice President in Bankers Trust's leveraged finance group, where he arranged senior loan and high-yield bond financings for financial sponsors and corporate issuers. Mr. Bernstein also worked in GE Capital's restructuring group, where he focused primarily on asset-based loans to distressed borrowers.

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                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

Mr. Bernstein received an MBA in Finance from the University of Chicago and a BBA in Finance magna cum laude from Hofstra University. He has earned the Chartered Financial Analyst designation. Mr. Bernstein also served as an infantry officer in the U.S. Marine Corps.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND

The investment objective of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund ("MFD" or the "Fund") is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuit of this objective, the Fund seeks to manage its investments and expenses so that a significant portion of the Fund's distributions to common shareholders will qualify as tax-advantaged dividends, subject to the continued availability of favorable tax treatment for such qualifying dividends.

FUND RECAP

The Fund recorded a market price total return of 28.1% for the six months ended May 31, 2007. The Fund's net asset value ("NAV") total return was 20.8% over the same period.

During the six-month period ended May 31, 2007, the Fund declared regular distributions totaling $0.85 per share, representing an annualized yield of 5.6% based on the Fund's NAV and annualized yield of 5.7% based on the Fund's market price, each as of May 31, 2007.

INVESTMENT STRATEGY

The Fund is composed of two components: the "core component," consisting primarily of equity and equity-like securities issued by infrastructure issuers; and the "Senior Loan component," composed of infrastructure Senior Loans. The "core component" is funded by the Fund's issuance of equity, while the "Senior Loan component" is funded by a commercial paper facility. This provides a unique leverage structure for the Fund, whereby the floating-rate nature of the commercial paper facility has been matched to the floating-rate nature of the Senior Loans. This is intended to help protect the Fund against rising interest rates.

The primary investment objective of MFD is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuing this objective, MFD's investments will focus predominantly on securities of companies that are involved in the management, ownership and/or operation of infrastructure and utility assets and that, we believe, offer reasonably predictable income and attractive yields.

Under normal market conditions, MFD will seek to invest more than 50% of the Fund's total assets outside of the U.S. These investments will focus on developed economies. The Sub-Advisors believe that international diversity has two major benefits for investors:

         o It gives investors exposure to the fundamentals of different economies, providing diversity against U.S. domiciled investments; and

         o By investing in select developed economies, MFD should be able to provide investors with exposure to a much broader range of infrastructure/utility businesses.

PERFORMANCE ANALYSIS

MFD produced a strong period of performance for the six months ended May 31, 2007, with an NAV total return of 20.8% and a market price total return of 28.1%. These returns compare favorably to the 16.0% gain posted by the S&P U.S. Utilities Accumulation Index (in U.S. dollars) for the same period.

Over the period, MFD benefited from a favorable climate for global equities in general and for global infrastructure/utilities companies in particular. Share prices of global equities were driven higher by steady economic growth. Infrastructure/utility companies continued to benefit from growing demand for their products and services, initiatives to privatize government holdings, announced mergers and acquisitions, and capital restructuring programs.

Consistent with the overall investment strategy of the Fund, the Sub-Advisors remained focused on securities of infrastructure/utilities issuers believed to have strong strategic positions in their respective businesses and able to generate sustainable and growing cash flow streams. The core component of the Fund maintained its geographic focus on Australia, the United Kingdom and Canada, which represented 50% of MFD's total investments (as of May 31, 2007). Additionally, MFD's investments were well diversified among industrial sectors with the greatest exposures in Water (15.8%) and Pipeline (14.7%).

Key performers during the six-month period came from the Fund's holdings in Canada. In particular, positions in Canadian waterheater rental businesses generated strong gains. The share price of UE Waterheater Income Fund was up 82.3% during the period and The Consumer's Waterheater Income Fund was up 31.5%. UE Waterheater, which represented a sizeable holding for MFD's core component during the

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

period, gained after receiving a takeover offer from Alinda Capital Partners (investment company) at an approximate 50% premium to market. This announcement subsequently had a positive effect on shares of Consumer's Waterheater as the company came under strong takeover speculation.

The Fund also benefited from strong performance from its European holdings. The share price of Aeroports de Paris was up 65.7%, Iberdrola was up 28.1%, Biffa was up 25.7%, and Pennon was up 25.0% during the period. Aeroports de Paris advanced strongly following the French Presidential election based on privatization speculation. Other key contributors to Fund performance came from Duncan Energy Partners (shares up 29.8% since its initial public offering in January 2007), Challenger Infrastructure Fund (shares up 27.7%), and Auckland International Airport (shares up 26.5%). US-based Duncan Energy posted solid share price gains following continued strong investor demand for energy infrastructure companies.

The weakest performing position in MFD was Enagas, whose share price decreased 0.6% during the period. This was the Fund's only holding to decline in value over the six-month period.

During the six-month period this report covers, the Fund established positions in Challenger Infrastructure Fund and Duncan Energy Partners while exiting its positions in AWG (following the completion of its takeover) and Biffa.

MFD performance continued to benefit from relative weakness in the U.S. dollar against the Canadian dollar and Australian dollar, two of the Fund's larger foreign currency exposures. For the six-month period ended May 31, 2007, the U.S. dollar declined roughly 6.3% against the Canadian dollar and 4.7% against the Australian dollar.

SENIOR LOANS ANALYSIS

Fiscal 2007 continued to be a positive environment for senior, secured, floating-rate loan ("Senior Loan") investing. Due to a benign credit environment (thanks to a strong U.S. economy), market-wide default rates were at very low levels. Additionally, continued strong investor demand for the Senior Loan asset class (due to its appealing risk-adjusted returns) kept secondary prices firm across the Senior Loan market, and a robust merger and acquisition environment created a steady supply of new Senior Loans.

NEW LEVEL DISTRIBUTION POLICY

On December 11, 2006, the Fund's Board of Trustees approved a new level distribution policy that increased MFD's quarterly payout level by 28.8% to $0.425 per share (from $0.33 per share). The level distribution policy became effective with the February 2007 quarterly distribution.

Under the new policy, distributions are based on net investment income, supplemented by short- and/or long-term gains and, if necessary, return of capital in order to sustain a stable level of distribution to shareholders. The Sub-Advisors believe this policy will assist in reducing MFD's share price discount.

PORTFOLIO COMPOSITION:

As of May 31, 2007, the core component represented 74.4% of the Fund's total investments, the Senior Loan component 24.7%, and cash and cash equivalents 0.9%. With respect to the core component, the Fund had investments in 29 equity/equity-like securities as of May 31, 2007, providing both geographic and industry diversity. With respect to the Senior Loan component, the Fund had invested in 42 senior secured loan facilities spread across a number of infrastructure-related industries. The portfolio components of the Fund as of May 31, 2007 are summarized in the charts below.

INDUSTRY DIVERSIFICATION (A)

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Water-Utilities                    15.8%
Electric-Utilities                 12.1%
Diversified Consumer Services       9.1%
Multi-Utilities                     7.7%
Gas-Pipelines                      14.7%
Power Generation                    3.6%
Gas-Utilities                       4.0%
Transportation Infrastructure       7.3%
Senior Floating Rate Interests     24.8%
Cash Equivalents                    0.9%

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                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

COUNTRY DIVERSIFICATION (A)

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Australia                  20.2%
Italy                       6.5%
New Zealand                 3.7%
Spain                       5.0%
United Kingdom             15.8%
United States               8.7%
France                      0.3%
Canada                     14.1%
Cash Equivalents            0.9%
Senior Secured Loans       24.8%

(a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.
(b)  The Senior-Secured Loans are composed of 24.8% United States loans.

                                SUB-ADVISOR Q&A

WHAT IS THE OVERALL OUTLOOK FOR MFD?

While interest rate concerns have resurfaced across global markets, the Sub-Advisors remain optimistic about the outlook for the sector, due to a number of ongoing themes underpinning investment opportunities for MFD. These include:

         o PRIVATIZATIONS - The Sub-Advisors believe that the ongoing trend in government privatization of publicly-held infrastructure assets will continue in 2007. For example, in France, the newly-elected President is widely viewed as supportive of privatization initiatives.

         o INITIAL PUBLIC OFFERINGS - The trend for asset divestitures through initial public offerings continues to provide the Fund with attractive investment opportunities. This has been evident in the U.S., with the recent initial public offering of Duncan Energy Partners and a number of companies in discussions or announcing plans to create a master limited partnership.

         o MERGERS & ACQUISITIONS - Infrastructure companies remain attractive targets for merger and acquisition activity. Investment companies and pension funds, in particular, have continued to establish positions within the sector, announcing takeovers for several listed companies (e.g., Alinda Capital Partners' acquisition of UE Waterheater). The Sub-Advisors expect these investment companies and pension funds to remain active for the remainder of 2007 as they continue to invest large amounts of capital raised over the past twelve months.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)


                                                                                                        MARKET
    SHARES                      DESCRIPTION  (A)                                                         VALUE
------------- ---------------------------------------------------------                             --------------
 COMMON STOCKS - 68.7%

              AUSTRALIA - 26.9%
      330,015 Australian Pipeline Trust.......................................................      $    1,188,716
    6,450,961 Babcock & Brown Infrastructure Group............................................           9,695,195
      487,500 Challenger Infrastructure Fund, Class A.........................................           1,691,392
   14,906,607 Envestra Ltd....................................................................          14,565,196
      588,148 Hastings Diversified Utilities Fund.............................................           1,665,590
   12,765,101 SP AusNet.......................................................................          16,119,428
   10,490,000 Spark Infrastructure Group......................................................          16,938,136
    1,713,447 Transurban Group................................................................          11,903,870
                                                                                                    --------------
                                                                                                        73,767,523
                                                                                                    --------------

              FRANCE - 0.4%
        9,810 Aeroports de Paris (b)..........................................................           1,170,167
                                                                                                    --------------

              ITALY - 8.7%
      750,000 Enel SPA........................................................................           8,532,475
    1,613,728 Snam Rete Gas SPA...............................................................           9,928,512
    1,400,000 Terna SPA.......................................................................           5,364,039
                                                                                                    --------------
                                                                                                        23,825,026
                                                                                                    --------------

              NEW ZEALAND - 5.0%
    7,000,000 Auckland International Airport, Ltd.............................................          13,679,353
                                                                                                    --------------

              SPAIN - 6.6%
      147,000 Enagas SA.......................................................................           3,718,565
       60,000 Iberdrola SA....................................................................           3,463,448
      225,000 Red Electrica de Espana.........................................................          11,007,952
                                                                                                    --------------
                                                                                                        18,189,965
                                                                                                    --------------

              UNITED KINGDOM - 21.1%
      575,000 Kelda Group plc.................................................................          11,636,175
    1,106,329 Pennon Group plc................................................................          14,808,889
      470,099 Severn Trent plc................................................................          14,623,702
    1,098,994 United Utilities plc............................................................          16,788,920
                                                                                                    --------------
                                                                                                        57,857,686
                                                                                                    --------------

              TOTAL COMMON STOCKS.............................................................         188,489,720
                                                                                                    --------------
              (Cost $134,981,476)

 MASTER LIMITED PARTNERSHIPS - 11.7%

              UNITED STATES - 11.7%
      174,700 Amerigas Partners, L.P..........................................................           6,622,877
       44,760 Duncan Energy Partners, L.P.....................................................           1,219,710
      150,200 Enbridge Energy Partners, L.P...................................................           8,381,160
      125,000 Kinder Morgan Energy Partners, L.P..............................................           6,900,000
      190,000 Magellan Midstream Partners, L.P................................................           8,810,300
                                                                                                    --------------
              TOTAL MASTER LIMITED PARTNERSHIPS...............................................          31,934,047
                                                                                                    --------------
              (Cost $22,895,735)

Page 6              See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2007 (UNAUDITED)


                                                                                                        MARKET
    SHARES                      DESCRIPTION  (A)                                                         VALUE
------------- ---------------------------------------------------------                             --------------
 CANADIAN INCOME TRUSTS - 18.8%

    1,000,300 Northland Power Income Fund.....................................................      $   13,354,791
      850,300 Pembina Pipeline Income Fund....................................................          13,466,793
      691,800 The Consumer's Waterheater Income Fund..........................................          11,448,074
      629,200 UE Waterheater Income Fund......................................................          13,424,031
                                                                                                    --------------

              TOTAL CANADIAN INCOME TRUSTS....................................................          51,693,689
                                                                                                    --------------
              (Cost $27,018,551)

 PRINCIPAL                                           RATINGS (C)                        STATED          MARKET
   VALUE              DESCRIPTION  (A)            MOODY'S    S&P        COUPON        MATURITY (D)       VALUE
------------  ---------------------------------   --------------        ------        ------------  --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (E) - 33.0%


              BROADCASTING & CABLE TV - 2.9%
$     972,500 Bragg Communications, Inc........   NR (f)     NR           7.11%        8/31/11             973,716
    1,000,000 Charter Communications
                Operating, LLC ................      B1      B+           7.35%        3/06/14             999,938
    2,972,481 CSC Holdings, Inc. ..............     Ba2      BB           7.07%        3/29/13           2,976,815
    3,000,000 UPC Distribution Holding B.V.   .     Ba3      B            7.08%        12/31/14          3,000,000
                                                                                                    --------------
                                                                                                         7,950,469
                                                                                                    --------------

              ELECTRIC UTILITIES - 5.2%
    1,000,000 Astoria Generating Company
                Acquisitions, LLC (g) .........      B3      B            9.10%        8/23/13           1,008,333
    3,000,000 Calpine Corporation (h) .........   NR (f)   NR (f)         7.59%        3/29/09           3,013,437
      558,832 Cogentrix Delaware
                Holdings, Inc. ................     Ba2     BB+           6.85%        4/14/12             559,414
    4,000,000 Covanta Energy Corp. ............     Ba2     BB-        6.84%-6.88%     2/09/14           4,002,500
      800,076 Mirant North America, LLC .......     Ba3     BB-           7.07%        1/03/13             801,076
    3,000,000 NRG Energy, Inc. ................     Ba1     BB-           7.35%        2/01/13           3,002,217
    1,055,913 Riverside Energy Center, LLC ....     B1       B            9.59%        6/24/11           1,075,712
      757,259 Rocky Mountain Energy
                Center, LLC ...................     B1       B         9.59%-9.61%     6/24/11             771,457
                                                                                                    --------------
                                                                                                        14,234,146
                                                                                                    --------------

              ENVIRONMENTAL & FACILITIES SERVICES - 1.3%
      510,350 EnergySolutions, LLC ............   NR (f)   NR (f)      7.57%-7.63%     6/07/13             514,495
    1,641,509 EnergySolutions, LLC ............   NR (f)   NR (f)         7.57%        8/09/13           1,654,847
    1,500,000 EnviroSolutions Real Property
                Holdings, Inc. ................     B1       B-        8.87%-8.89%     7/07/12           1,511,250
                                                                                                    --------------
                                                                                                         3,680,592
                                                                                                    --------------

              HEALTH CARE FACILITIES - 4.2%
    2,992,500 HCA Inc. ........................     Ba3      BB           7.60%        11/17/13          3,023,479
    3,000,000 Health Management Associates,
                Inc. ..........................     Ba2      B+           7.10%        2/28/14           3,012,084
    2,721,680 Lifepoint Hospitals, Inc. .......     Ba2     BB-           6.99%        4/15/12           2,709,772
    2,940,000 Select Medical Corp. ............     Ba2      B+        7.35%-9.25%     2/24/12           2,925,967
                                                                                                    --------------
                                                                                                        11,671,302
                                                                                                    --------------

                       See Notes to Financial Statements.                 Page 7

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2007 (UNAUDITED)

 PRINCIPAL                                           RATINGS (C)                        STATED          MARKET
   VALUE              DESCRIPTION  (A)            MOODY'S    S&P        COUPON        MATURITY (D)       VALUE
------------  ---------------------------------   --------------        ------        ------------  --------------
 SENIOR FLOATING-RATE TERM LOAN INTERESTS (E) - (CONTINUED)

              HEALTH CARE SERVICES - 1.4%
$   2,942,366 CHS/Community Health Systems,
                Inc. ..........................     Ba3     BB-        7.07%-7.11%     8/19/11      $    2,946,965
      995,000 CHS/Community Health Systems,
                Inc. ..........................     Ba3     BB-           7.10%        2/29/12             996,555
                                                                                                    --------------
                                                                                                         3,943,520
                                                                                                    --------------

              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.1%
    1,500,000 Broadway Gen Funding, LLC .......     B1      BB-           6.82%        5/01/14           1,501,875
      974,597 Coleto Creek Power, L.P. ........     B1       B+           8.10%        6/28/13             977,845
    3,000,000 Dynegy Holdings, Inc. ...........     Ba1     BB-           7.32%        4/12/13           2,998,500
    2,992,500 HCP Acquisition, Inc. ...........     B1       B-           7.60%        2/13/14           2,999,981
    1,066,667 Longview Power, LLC .............     Ba3     BB-           7.63%        2/28/14           1,073,333
      933,333 Longview Power, LLC (i)..........     Ba3      BB-        0.75% (k)       2/28/14            939,167
      900,000 NE Energy, Inc...................     B1       B+           7.85%        11/01/13            906,300
    2,500,000 Northern Star Holdings II, LLC...     Ba2      BB           6.86%        6/15/14           2,500,000
                                                                                                    --------------
                                                                                                        13,897,001
                                                                                                    --------------

              MANAGED HEALTH CARE - 1.8%
    1,523,052 IASIS Healthcare Corp. ..........     Ba2      B         7.32%-7.36%     3/15/14           1,528,288
      476,948 IASIS Healthcare Corp. (i).......     Ba2      B         1.00% (k)       3/15/14             478,587
    2,972,600 Vanguard Health Systems, Inc. ...     Ba3      B            7.60%        9/23/11           2,991,803
                                                                                                    --------------
                                                                                                         4,998,678
                                                                                                    --------------

              MULTI-UTILITIES - 1.1%
    3,000,000 KGEN, LLC .......................     Ba3     BB-           7.13%        2/08/14           3,003,750
                                                                                                    --------------

              OIL & GAS EQUIPMENT & SERVICES - 0.7%
    1,975,806 Targa Resources, Inc. ...........     B1       B+        7.35%-7.36%     10/31/12          1,988,774
                                                                                                    --------------

              OIL & GAS EXPLORATION & PRODUCTION - 1.6%
    1,804,085 Plains Resources, Inc. ..........     Ba2      BB           6.86%        8/12/11           1,805,212
    1,122,914 SemCrude, L.P. ..................     Ba2      B+           7.32%        10/18/12          1,127,827
    1,492,923 SemCrude, L.P. ..................     Ba2      B+        7.57%-7.60%     3/16/11           1,499,456
                                                                                                    --------------
                                                                                                         4,432,495
                                                                                                    --------------

              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.0%
    1,968,741 Eagle Rock Gas Gathering &
                Processing, Ltd. ..............     NR        NR          8.10%       12/03/12           1,968,741
    3,000,000 El Paso Corp. ...................     Ba3      B+           7.12%        7/31/11           3,011,250
    3,000,000 Energy Transfer Equity, L.P. ....     Ba2      NR           7.11%        2/08/12           3,017,679
      166,667 Regency Gas Service, LLC ........     Ba1      B+           7.82%        8/15/13             167,125
                                                                                                    --------------
                                                                                                         8,164,795
                                                                                                    --------------

              OIL & GAS STORAGE & TRANSPORTATION - 1.5%
    1,000,000 IFM (US) Colonial Pipeline 2,
                LLC ...........................     Ba3     BB+        7.32%-7.36%     2/27/12           1,010,000
    3,000,000 Kinder Morgan, Inc. .............     Ba2     BB-           7.32%        5/30/14           3,015,000
                                                                                                    --------------
                                                                                                         4,025,000
                                                                                                    --------------

              PUBLISHING - 0.4%
      987,500 Quebecor Media, Inc.   ..........     B1       B            7.36%        1/17/13             993,672
                                                                                                    --------------

Page 8                 See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2007 (UNAUDITED)


 PRINCIPAL                                           RATINGS (C)                        STATED          MARKET
   VALUE              DESCRIPTION  (A)            MOODY'S    S&P        COUPON        MATURITY (D)       VALUE
------------  ---------------------------------   --------------        ------        ------------  --------------
 SENIOR FLOATING-RATE TERM LOAN INTERESTS (E) - (CONTINUED)

              RAILROADS - 1.1%
$   3,000,000 Railamerica Transportation Corp.      NR       NR           7.61%        8/14/08      $    3,001,875
                                                                                                    --------------

              WIRELESS TELECOMMUNICATION SERVICES - 1.7%
    2,500,000 Crown Castle Operating Company ..     Ba3     BB+        6.82%-6.90%     1/09/14           2,504,490
    2,100,000 Windstream Corp.   ..............     Ba1     BBB-          6.86%        7/17/13           2,112,188
                                                                                                    --------------
                                                                                                         4,616,678
                                                                                                    --------------

              TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS..................................          90,602,747
                                                                                                    --------------
              (Cost $90,332,691)


  PRINCIPAL                                                                                              MARKET
    VALUE                      DESCRIPTION  (A)                                                           VALUE
------------    -------------------------------------------                                          -------------
 REPURCHASE AGREEMENT - 1.2%
 (Cost $3,200,000)

    3,200,000 Agreement with Wachovia Capital Markets, LLC, 5.22% dated 05/31/07 to be repurchased at $3,200,464 on 06/01/07, collateralized by $3,454,000
                 Federal Home Loan Bank, 5.80% due 06/15/08 (Value $3,263,768) ...............           3,200,000
                                                                                                    --------------

              TOTAL INVESTMENTS - 133.4%......................................................         365,920,203
              (Cost $278,428,453) (j)

              NET OTHER ASSETS AND LIABILITIES - (1.3)%.......................................          (3,476,259)
              LOAN OUTSTANDING - (32.1)%......................................................         (88,000,000)
                                                                                                    --------------
              NET ASSETS - 100.0%.............................................................      $  274,443,944
                                                                                                    ==============

----------------------------------------------------
       (a) All percentages shown in the Portfolio of Investments are based on net assets.
       (b) As of May 31, 2007, this security has not paid a distribution to the Fund.
       (c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
       (d) Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayment of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
       (e) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
           (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.
       (f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
       (g) This issue is secured by a second lien on the issuer's assets.
       (h) This borrower has filed for protection in federal bankruptcy court.
       (i) Delayed draw loan.
       (j) Aggregate cost for federal income tax and financial reporting purposes.
       (k) Represents commitment fee rate on delayed draw loans.
       NR  Not Rated

                       See Notes to Financial Statements.                 Page 9

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007 (UNAUDITED)

ASSETS:
Investments, at value
   Cost ($278,428,453).............................................................................     $ 365,920,203
Cash...............................................................................................           439,065
Prepaid expenses...................................................................................            22,758
Receivables:
   Investment securities sold......................................................................         3,665,902
   Dividends.......................................................................................         1,545,273
   Interest........................................................................................           808,562
                                                                                                        -------------
     Total Assets..................................................................................       372,401,763
                                                                                                        -------------

LIABILITIES:
Payables:
   Outstanding loan................................................................................        88,000,000
   Investment securities purchased.................................................................         8,533,195
   Investment advisory fees........................................................................           861,655
   Interest and fees on outstanding loan payable...................................................           439,758
   Printing fees...................................................................................            44,584
   Administrative fees.............................................................................            27,746
   Audit and legal fees............................................................................            27,743
   Custodian fees..................................................................................             7,835
   Transfer agent fees.............................................................................             3,532
   Trustees' fees and expenses.....................................................................             3,358
Accrued expenses and other liabilities.............................................................             8,413
                                                                                                        -------------
     Total Liabilities.............................................................................        97,957,819
                                                                                                        -------------
NET ASSETS.........................................................................................     $ 274,443,944
                                                                                                        =============

NET ASSETS CONSIST OF:
Accumulated net investment income (loss)...........................................................     $  (2,585,312)
Accumulated net realized gain (loss) on investments sold and foreign currency transactions.........        17,551,538
Net unrealized appreciation (depreciation) on investments and foreign currency transactions........        87,561,022
Par value..........................................................................................            90,109
Paid-in capital....................................................................................       171,826,587
                                                                                                        -------------
     Net Assets....................................................................................       274,443,944
                                                                                                        =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...............................     $       30.46
                                                                                                        =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)........         9,010,915
                                                                                                        =============

Page 10                See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)


 INVESTMENT INCOME:
 Dividends (net of foreign withholding tax of $312,688)............................................      $  4,771,689
 Interest..........................................................................................         3,343,703
 Other.............................................................................................            18,808
                                                                                                         -------------
     Total investment income.......................................................................         8,134,200
                                                                                                         -------------

 EXPENSES:
 Interest and fees on outstanding loan payable.....................................................         2,375,823
 Investment advisory fees..........................................................................         1,643,666
 Administration fees...............................................................................           152,293
 Custodian fees....................................................................................            61,312
 Audit and legal fees..............................................................................            53,146
 Printing fees.....................................................................................            29,681
 Transfer agent fees...............................................................................            19,294
 Trustees' fees and expenses.......................................................................            14,034
 Other.............................................................................................           307,018
                                                                                                         -------------
     Total expenses................................................................................         4,656,267
                                                                                                         -------------
 NET INVESTMENT INCOME.............................................................................         3,477,933
                                                                                                         -------------

 NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
     Investments...................................................................................        17,565,151
     Foreign currency transactions.................................................................           (45,696)
                                                                                                         -------------
 Net realized gain (loss)..........................................................................        17,519,455
                                                                                                         -------------
 Net change in unrealized appreciation (depreciation) on:
     Investments...................................................................................        26,892,974
     Foreign currency transactions.................................................................            (3,595)
                                                                                                         -------------
 Net change in unrealized appreciation (depreciation)..............................................        26,889,379
                                                                                                         -------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................        44,408,834
                                                                                                         -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................................      $ 47,886,767
                                                                                                         =============

                       See Notes to Financial Statements.                Page 11

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS


                                                                             SIX MONTHS
                                                                               ENDED          SIX MONTHS          YEAR
                                                                             05/31/2007          ENDED           ENDED
                                                                             (UNAUDITED)    11/30/2006 (A)    05/31/2006
OPERATIONS:
Net investment income.................................................    $    3,477,933    $   8,060,747    $  14,428,145
Net realized gain (loss)..............................................        17,519,455        1,291,630       17,756,825
Net change in unrealized appreciation (depreciation)..................        26,889,379       29,179,215       (6,236,726)
                                                                          --------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations.......        47,886,767       38,531,592       25,948,244
                                                                          --------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................        (7,646,239)      (5,926,956)     (14,817,389)
Net realized gain.....................................................                --      (15,086,796)      (5,657,549)
                                                                          --------------    -------------    -------------
Total distributions to shareholders...................................        (7,646,239)     (21,013,752)     (20,474,938)
                                                                          --------------    -------------    -------------
CAPITAL TRANSACTIONS:
Proceeds from 30,679 Common Shares reinvested.........................           824,641               --               --
                                                                          --------------    -------------    -------------
Total capital transactions............................................           824,641               --               --
                                                                          --------------    -------------    -------------
Net increase in net assets............................................        41,065,169       17,517,840        5,473,306

NET ASSETS:
Beginning of period...................................................       233,378,775      215,860,935      210,387,629
                                                                          --------------    -------------    -------------
End of period.........................................................    $  274,443,944    $ 233,378,775    $ 215,860,935
                                                                          ==============    =============    =============
Accumulated net investment income (loss) at end of period.............    $   (2,585,312)   $   1,582,994    $  (1,162,035)
                                                                          ==============    =============    =============

-----------------------------------------------------------------------
(a) The Fund's fiscal year-end was changed from May 31 to November 30.

Page 12                See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)

 CASH FLOWS FROM OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations....................     $      47,886,767
 Adjustments to reconcile net investment income to net cash used for operating activities
   Changes in assets and liabilities:
   Increase in investments, at value (a).................................           (36,565,058)
   Decrease in dividends receivable (b)..................................               546,979
   Decrease in interest receivable.......................................                 4,034
   Increase in prepaid expenses..........................................                (1,739)
   Increase in receivable for investment securities sold.................            (3,615,892)
   Increase in payable for investment securities purchased...............             8,533,195
   Decrease in interest and fees due on outstanding loan payable.........               (10,713)
   Decrease in distributions payable.....................................           (14,413,279)
   Increase in investment advisory fees payable..........................                45,992
   Decrease in audit and legal fees payable..............................               (49,082)
   Decrease in printing fees payable.....................................                (1,447)
   Increase in transfer agent fees payable...............................                 3,532
   Increase in administrative fees payable...............................                 3,359
   Decrease in custodian fees payable....................................                (2,213)
   Increase in Trustees' fees and expenses payable.......................                   588
   Decrease in accrued expenses and other liabilities....................               (21,368)
                                                                              -----------------
CASH PROVIDED BY OPERATING ACTIVITIES ...................................                               $     2,343,655

CASH FLOW FROM FINANCING ACTIVITIES:
Increase from shares reinvested..........................................               824,641
Distributions to Common Shareholders from net investment income .........            (7,646,239)
Issuance of loan.........................................................            34,000,000
Repayment of loan........................................................           (29,500,000)
                                                                              -----------------
CASH USED IN FINANCING ACTIVITIES .......................................                                    (2,321,598)
                                                                                                       -----------------
Increase in cash.........................................................                                        22,057
Cash at beginning of period..............................................                                       417,008
                                                                                                       -----------------
Cash at end of period....................................................                               $       439,065
                                                                                                       =================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest.................................                               $     2,386,536

-----------------------------------------------------------------------
(a) Includes net change in unrealized appreciation (depreciation) on investments of $26,892,974.
(b) Includes net change in unrealized appreciation (depreciation) on foreign currency of $(3,595).

                       See Notes to Financial Statements.                Page 13

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS
                                                ENDED      SIX MONTHS        YEAR            YEAR          PERIOD
                                              5/31/2007       ENDED         ENDED            ENDED          ENDED
                                             (UNAUDITED)  11/30/2006 (G)    5/31/2006      5/31/2005    5/31/2004 (A)
                                            -----------   -----------     -----------    -----------    -----------
 Net asset value, beginning of year....     $      25.99  $      24.04    $     23.43    $     19.24    $     19.10 (b)
                                            ------------  ------------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.................             0.39          0.90           1.61           1.23           0.11
 Net realized and unrealized gain (loss)            4.93          3.39           1.28           4.65           0.07
                                            ------------  ------------    -----------    -----------    -----------
 Total from investment operations......             5.32          4.29           2.89           5.88           0.18
                                            ------------  ------------    -----------    -----------    -----------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net investment income.................            (0.85)        (0.66)         (1.65)         (1.69)          --
 Net realized gain.....................             --           (1.68)         (0.63)           --            --
                                            ------------  ------------    -----------    -----------    -----------
 Total from distributions..............            (0.85)        (2.34)         (2.28)         (1.69)          --
                                            ------------  ------------    -----------    -----------    -----------
 Common shares offering costs charged to
 paid-in capital ......................             --            --             --              --          (0.04)
                                            ------------  ------------    -----------    -----------    -----------
 Net asset value, end of period.......      $      30.46  $      25.99    $     24.04    $     23.43    $     19.24
                                            ============  ============    ===========    ===========    ===========
 Market value, end of period..........      $      29.73  $      23.93    $     21.04    $     20.87    $     17.70
                                            ============  ============    ===========    ===========    ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (C)(D)      20.80%        18.22%         13.50%         32.15%          0.73%
                                            ============  ============    ===========    ===========    ===========
 TOTAL RETURN BASED ON MARKET VALUE (D)(E)         28.05%        24.37%         11.52%         27.96%        (11.50)%
                                            ============  ============    ===========    ===========    ===========
--------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .     $    274,444  $    233,379    $   215,861    $   210,388    $   172,799
 Ratio of total expenses to average net assets      3.72%(f)      3.97%(f)       3.59%          2.78%          1.47%(f)
 Ratio of total expenses to average net assets
   excluding interest expense and fees              1.82%(f)      1.73%(f)       1.79%          1.78%          1.47%(f)
 Ratio of net investment income to
   average net assets .................             2.78%(f)      6.94%(f)       6.73%          5.65%          3.14%(f)
 Portfolio turnover rate...............               23%           14%            60%            43%             0%

DEBT:
 Loan outstanding (in 000's) .........      $     88,000  $     83,500    $    83,000     $   75,000           N/A
 Asset coverage per $1,000 of
  indebtedness (h) ....................     $      4,119  $      3,795    $     3,601     $    3,805           N/A

--------------------------------------------------
(a) Initial seed date of March 16, 2004. The Fund commenced operations on March 25, 2004.
(b)  Net of sales load of $0.90 per Common Share on initial offering.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(d)  Total return is not annualized for periods less than one year.
(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
(f)  Annualized.
(g)  The Fund's fiscal year-end was changed from May 31 to November 30.
(h) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance.
N/A  Not applicable.

Page 14                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

                              1. FUND DESCRIPTION

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol MFD on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuit of this objective, the Fund seeks to manage its investments and expenses so that a significant portion of its distributions to the Fund's Common Shareholders will qualify as tax-advantaged dividends, subject to the continued availability of favorable tax treatment for such qualifying dividends. The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity, debt, preferred or convertible securities and other instruments (for instance, other instruments could include Canadian income trusts and Australian stapled securities) issued by U.S. and non-U.S. issuers that have as their primary focus (in terms of income and/or assets) the management, ownership and/or operation of infrastructure and utilities assets in a select group of countries.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.


B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLP") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in a MLP generally are recorded as dividend income.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At May 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.


D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $1,410,281 as of May 31, 2007. The Fund is obligated to fund these loan commitments at the borrower's discretion.


E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency transactions" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. Unrealized appreciation of $69,272 from dividends receivable in foreign currencies is included in "Dividends receivable" on the Statement of Assets and Liabilities.


F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. On December 11, 2006, the Fund's Board of Trustees adopted a level distribution plan for the Fund. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended November 30, 2006 is as follows:

Distributions paid from:
Ordinary Income................................        $    18,319,681
Long-Term Capital Gain.........................             17,242,053

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................        $     3,183,282
Undistributed Long-Term Capital Gains..........                 32,081
Net Unrealized Appreciation....................             59,071,350

G. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.


H. EXPENSES:

The Fund will pay all expenses directly related to its operations.

I. ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a quarterly fee calculated at an annual rate of 0.40% of the Fund's Total Assets up to and including $250 million and 0.35% of the Fund's Total Assets over $250 million. Total Assets are generally defined as average daily gross assets (including any principal amount of any borrowings) minus the Fund's accrued liabilities (excluding the principal amount of any borrowings or indebtedness incurred).

Macquarie Fund Adviser, LLC ("MFA") and Four Corners Capital Management, LLC ("Four Corners") serve as the Fund's sub-advisors and manage the Fund's portfolio subject to First Trust's supervision. MFA manages the Core Component and, for its portfolio management services, MFA is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to MFA. If the Fund's Total Assets are greater than $250 million, MFA receives an annual portfolio management fee of 0.65% for that portion of the Fund's Total Assets over $250 million. In addition, to the extent that MFA invests a portion of the Core Component in unlisted securities ("Core Unlisted Instruments"), MFA is entitled to receive a supplemental fee of 0.60% of that portion of the Fund's Total Assets invested in Core Unlisted Instruments. Four Corners manages the Senior Loan Component and, for its portfolio management services, Four Corners is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to Four Corners.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, the Fund paid each Independent Trustee an annual retainer of $10,000, which included compensation for all board and committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended May 31, 2007, were $76,236,764, and $84,755,341, respectively.

As of May 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $87,534,390 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $42,640.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

                                5. COMMON SHARES

As of May 31, 2007, 9,010,915 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                               SIX MONTHS ENDED               YEAR ENDED
                                                                 MAY 31, 2007              NOVEMBER 30, 2006
                                                             SHARES       AMOUNT         SHARES        AMOUNT
Issued as reinvestment of dividends under the
  Dividend Reinvestment Plan ..............................   30,679     $  824,641            --     $     --
                                                           ---------     ----------       -------     --------
                                                              30,679     $  824,641            --     $     --
                                                           =========     ==========       =======     ========

                   6. REVOLVING CREDIT AND SECURITY AGREEMENT

The Fund entered into a Revolving Credit and Security Agreement with CRC Funding, LLC, as conduit lender, and Citigroup North America, Inc., as secondary lender, which provides for a revolving credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Revolving Credit and Security Agreement is $95,000,000. For the six months ended May 31, 2007, the average amount outstanding was $80,848,901. The high and low annual interest rates during the six months ended May 31, 2007, were 5.29% and 5.26%, respectively, and the weighted average interest rate was 5.27%. The annual interest rate in effect at May 31, 2007 was 5.27%. Until May 21, 2007, the Fund paid additional borrowing costs, which included an administration fee of 0.02%, a program fee of 0.35% and a liquidity fee of 0.14% per year. Effective May 21, 2007, the Fund pays no administration fee, the program fee is 0.23% and the liquidity fee is 0.10%. Such expenses are included in "Interest and fees on outstanding loan payable" on the Statement of Operations.

                            7. CONCENTRATION OF RISK

The Fund intends to invest up to 100% of its Total Assets in the securities and instruments of Infrastructure Issuers. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Infrastructure Issuers, including utilities and companies involved in infrastructure projects, may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program, or obtained through the issuance of Preferred Shares, constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares and the holders of Preferred Shares, with respect to the payment of dividends or upon liquidation. The Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or Preferred Shares or purchase Common Shares or Preferred Shares.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

         (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710 in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 10, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR, N-CSRS and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                               BY-LAW AMENDMENTS

On June 12, 2006 and December 11, 2006, the Board of Trustees approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund, including the implementation of a staggered Board of Trustees. The changes were not required to be, and were not, approved by the Fund's shareholders. To receive a copy of the amended By-Laws, investors may call the Fund at (800) 988-5891.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund was held on April 16, 2007. At the Annual Meeting, Trustee Keith was elected for a one-year term; Trustees Erickson and Kadlec were elected for two-year terms; and Trustees Bowen and Nielson were elected for three-year terms. The number of votes cast in favor of James A. Bowen was 6,225,052, the number of votes withheld was 46,270 and the number of abstentions was 2,708,914. The number of votes cast in favor of Niel B. Nielson was 6,217,170, the number of votes withheld was 54,152 and the number of abstentions was 2,708,914. The number of votes cast in favor of Richard E. Erickson was 6,219,657, the number of votes withheld was 51,665 and the number of abstentions was 2,708,914. The number of votes cast in favor of Thomas R. Kadlec was 6,220,130, the number of votes withheld was 51,192 and the number of abstentions was 2,708,914. The number of votes cast in favor of Robert F. Keith was 6,217,874, the number of votes withheld was 53,448 and the number of abstentions was 2,708,914.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

            BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT
                      MANAGEMENT AND SUB-ADVISORY CONTRACTS

The Board of Trustees of the Fund, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor"), the Investment Sub-Advisory Agreement (the "Macquarie Sub-Advisory Agreement") among the Fund, the Advisor and Macquarie Fund Adviser, LLC ("Macquarie") and the Investment Sub-Advisory Agreement (the "Four Corners Sub-Advisory Agreement" and together with the Macquarie Sub-Advisory Agreement, the "Sub-Advisory Agreements") among the Fund, the Advisor and Four Corners Capital Management, LLC ("Four Corners"), at a meeting held on March 12, 2007. Macquarie and Four Corners are each referred to herein as a "Sub-Advisor" and collectively as the "Sub-Advisors." The Sub-Advisory Agreements are referred to herein together with the Advisory Agreement as the "Agreements." The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisors in advance of the Board meeting responding to a request for information from counsel to the

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  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisors (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisors; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisors; any fall-out benefits to the Advisor and the Sub-Advisors; and information on the Advisor's and the Sub-Advisors' compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisors. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisors are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisors under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisors. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisors' compliance with the 1940 Act and the Fund's investment objectives and policies. With respect to the Sub-Advisory Agreements, the Board received a presentation from representatives of both Macquarie and Four Corners discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor meets the Fund's investment objectives. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisors under the Agreements have been and are expected to remain satisfactory and that each Sub-Advisor has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund, including the difficulties in comparing funds using different types of leverage. Based on the information provided, the Board noted that the Fund's management fees were in the fifth quintile of both the Lipper peer group and the Advisor peer group and that the Fund's expense ratio was in the fifth quintile of both the Lipper peer group and the Advisor peer group. The Board also considered the sub-advisory fee rates under each of the Macquarie Sub-Advisory Agreement and the Four Corners Sub-Advisory Agreement and how they related to the overall management fee structure of the Fund. Finally, the Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's other than to two closed-end funds. The Board also considered information provided by each Sub-Advisor as to the fees it charges to other clients.

The Board also considered the Fund's performance for the one- and two-year periods ended December 31, 2006, as applicable, as compared to the performance of a relevant benchmark index and to a performance universe selected by Lipper. The Board noted that the Fund's performance was in the first quintile of the performance universe for both periods and that the Fund outperformed its benchmark for the one-year period. The Board also considered performance data provided by the Advisor for the one-year and since-inception periods, and considered an analysis prepared by the Advisor on benefits provided by the Fund's leverage. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the Lipper peer group, noting that the Fund's premium/discount was generally indicative of the asset class. The Board concluded that the Fund's performance was satisfactory.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisors under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, the Advisor believed that any discussion of economies of scale was not meaningful. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed-end funds for the twelve months ended December 31, 2006, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not unreasonable in light of the services provided to

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be attenuated.

The Board considered that Macquarie's investment services expenses are primarily fixed, and that Macquarie had added personnel and systems since the Fund's inception to maintain an appropriate level of infrastructure and staffing and that Macquarie regularly reviews its resource requirements. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and Macquarie, an unaffiliated third party. The Board also considered data provided by Macquarie as to its overall profitability, noting that Macquarie does not calculate its profitability with respect to the Fund separately. The Board noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of Macquarie appeared to be not unreasonable in light of the services provided to the Fund. The Board considered the fall-out benefits realized by Macquarie from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements.

The Board considered that Four Corners' investment services expenses are primarily fixed, and that Four Corners had added personnel in the past year to improve the quality and consistency of services and anticipated continued investments in personnel and systems. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and Four Corners, an unaffiliated third party. The Board also considered data provided by Four Corners as to the profitability of the Four Corners Sub-Advisory Agreement to Four Corners, noting that the method used to allocate expenses was not a typical practice of Four Corners. The Board noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Four Corners Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Board noted that Four Corners does not maintain any soft-dollar arrangements and that Four Corners indicated that it does not receive any material fall-out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.



                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

o   Information about your transactions with us, our affiliates or others;

o   Information we receive from your inquiries by mail, e-mail or telephone; and

o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                            MAY 31, 2007 (UNAUDITED)

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not Applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant to Rule  30a-2(a)  under  the  1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act  and
            Section  906 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 6, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 6, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              AUGUST 6, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.